UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            October 23, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              63
                                                  -----------------------

Form 13F Information Table Value Total:            $ 130373(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table




				                                  Shrs or Sh/
	                    Title of 		      MarketValue Put/Prn      Investment  Other   VOTING AUTHORITY
Name of Issuer              Class           CUSIP      (x1000)     Amt PRN Call Discretion Managers Sole Shared None
---------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC             COM	    02209S103  3667      109837      sole                            109837
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108  2593      30182       sole                            30182
ANNALY CAP MGMT INC	     COM            35710409   1930      114630      sole                            114630
AON CORP                     COM            37389103   1524      29140       sole                            29140
APPLE COMPUTER INC           COM            37833100   423       634         sole                            634
BANK OF AMERICA CORPORATION  COM            60505104   1898      214904      sole                            214904
BANK OF NEW YORK MELLON CORP COM            64058100   1110      49085       sole                            49085
BERKSHIRE HATHAWAY INC DEL   CL A           84670108   4645 	 35          sole                            35
BERKSHIRE HATHAWAY INC DEL   CL B NEW       84670702   7904      89613       sole                            89613
BP PLC                       SPONSORED ADR  55622104   270       6372        sole                            6372
CVS CAREMARK CORPORATION     COM            126650100  1321      27290       sole                            27290
CACI INTL INC                CL A           127190304  503       9720        sole                            9720
CATERPILLAR INC DEL          COM            149123101  826 	 9600        sole                            9600
CHESAPEAKE ENERGY CORP.      COM            165167107  9096      482060      sole                            482060
CISCO SYS INC                COM            17275R102  4427      231926      sole                            231926
CITIGROUP INC                COM NEW        172967424  1201      36709       sole                            36709
COMCAST CORP NEW             CL A           20030N101  2645      74010       sole                            74010
CORRECTIONS CORP AMER NEW    COM NEW        22025Y407  2200      65779       sole                            65779
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN   23130A102  776       6170        sole                            6170
DANAHER CORP DEL             COM            235851102  237       4300        sole                            4300
DIAGEO PLC                   SPON ADR NEW   25243Q205  1048      9297        sole                            9297
ENBRIDGE ENERGY MANAGEMENT L SHS UNITS LLI  29250X103  865       27322       sole                            27322
ENBRIDGE ENERGY PARTNERS L P COM            29250R106  1311      44545       sole                            44545
ENCORE CAPTIAL               COM            292554102  717       25360       sole                            25360
ENSCO PLC                    SPONSORED ADR  29358Q109  4107      75279       sole                            75279
EXXON MOBIL CORP             COM            30231G102  346       3784        sole                            3784
FREEPORT MCMORAN COPPER&GLD  COM            35671D857  2798      70702       sole                            70702
GENERAL ELECTRIC COMPNAY     COM            369604103  206       9073        sole                            9073
GOLDMAN SACHS GROUP INC      COM            38141G104  3074      27039       sole                            27039
GOOGLE INC                   CL A           38259P508  2195      2909        sole                            2909
HECKMANN CORPORATION         COM            422680108  45        10800       sole                            10800
HILLENBRAND INC              COM            431571108  742       40799       sole                            40799
HILL ROM HLDGS INC	     COM            431475102  1144      39374       sole                            39374
ICONIX BRAND GROUP INC       COM	    451055107  1177      64555       sole                            64555
INTERNATIONAL BUSINESS MACHS COM	    459200101  664       3203        sole                            3203
IRIDIUM COMMUNICATIONS INC.  COM	    46269C102  1252      171060      sole                            171060
ISHARES TR                   DJ US TECH SEC 464287721  341       4501        sole                            4501
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106  1331      16135       sole                            16135
KINDER MORGAN MANAGEMENT LLC SHS	    49455U100  871       11403       sole                            11403
LINN ENERGY LLC              UNIT LTD LIAB  536020100  1449      35142       sole                            35142
MICROSOFT CORP               COM	    594918104  4122      138524      sole                            138524
OCCIDENTAL PETE CORP DEL     COM	    674599105  3632      42198       sole                            42198
PEPSICO INC                  COM	    713448108  2304      32558       sole                            32558
PFIZER INC                   COM	    717081103  3033      122050      sole                            122050
PHILIP MORRIS INTL INC       COM	    718172109  3927      43661       sole                            43661
PLUM CREEK TIMBER CO INC     COM	    729251108  2111      48154       sole                            48154
POTLATCH HOLDINGS, INC.      COM            737630103  226       6050        sole                            6050
POWERSHARES                  EMER MK 50 ADR 09348R300  510       13001       sole                            13001
PROCTER & GAMBLE CO	     COM	    742718109  352       5080        sole                            5080
QUALCOMM INC	             COM            747525103  3115      49864       sole                            49864
RAYONIER INC                 COM	    754907103  494       10077       sole                            10077
RYANAIR HLDGS PLC	     SPONSORED ADR  783513104  2738      84905       sole                            84905
SEARS HLDGS CORP	     COM	    812350106  2080      37493       sole                            37493
SPDR GOLD TRUST	             GOLD SHS	    78463V107  9381      54575       sole                            54575
SPRINT NEXTEL CORP	     COM SER 1	    852061100  2804      507930      sole                            507930
TUMI HOLDINGS INC.           COM	    89969Q104  421       17864       sole                            17864
TURQUOISE HILL RESOURCES     COM	    900435108  1063      125361      sole                            125361
UNITEDHEALTH GROUP INC       COM	    91324P102  1764      31832       sole                            31832
VODAFONE GROUP PLC NEW	     SPONS ADR NEW  92857W209  1418      49755       sole                            49755
WAL MART STORES INC          COM	    931142103  3124      42329       sole                            42329
WELLPOINT INC                COM	    94973V107  1498      25830       sole                            25830
WESTERN DIGITAL CORP         COM	    958102105  1463      37775       sole                            37775
YAHOO INC.                   COM	    984332106  3908      244685      sole                            244685
